Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,837)	$ (176,241)
Stock issued for services rendered		2,000
Depreciation	59	53
Change in derivative liability	(117,397)	40,779
Changes in operating assets and liabilities:
Accounts payable	57,301	43,750
Accrued interest	78,682	83,430
Net cash used in operating activities	(11,192)	(6,229)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of computer equipment		(1,194)
Investment in Network Talent, LLC	(135,000)
Net cash used in investing activities	(135,000)	(1,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from an officer, net	11,100	403
Notes payable	100,000	5,725
Net cash provided by financing activities	111,100	6,128
INCREASE (DECREASE) IN CASH	(35,092)	(1,295)
CASH, Beginning of period	35,327	1,539
CASH, End of period	235	244
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	78,682	83,430
Income taxes paid